Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Total revenues	$ 2,074	$ 2,000
Cost and expenses:
Research and development	959	286
General and administrative	6,088	5,342
Total cost and expenses	7,047	5,628
Loss from operations	(4,973)	(3,628)
Other income, net
Interest income	128	208
Gain from settlement of account payable	0	363
Gain from insurance recovery	1,317	0
Total other income, net	1,445	571
Net loss	$ (3,528)	$ (3,057)
Net loss per share:
Net loss per share - Basic	$ (1.11)	$ (1.21)
Net loss per share - Diluted	$ (1.11)	$ (1.21)
Weighted average shares used in calculating:
Basic shares	3,181	2,518
Diluted shares	3,181	2,518
Other comprehensive loss:
Net loss	$ (3,528)	$ (3,057)
Other comprehensive loss:
Foreign currency translation adjustment loss	0	(6)
Comprehensive loss	(3,528)	(3,063)
Revenue from license agreement
Revenues:
Total revenues	1,000	1,750
Revenue from purchase agreement
Revenues:
Total revenues	800	0
Revenue from option agreement
Revenues:
Total revenues	$ 274	$ 250